Convertible Notes Payable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Convertible Notes Payable (Details) [Line Items]
Additional conversion price, description	Additional terms No.1: The Holder of the Note originally dated October 13, 2020 with a balance of $165,000 as of January 31, 2023, shall have the right to convert any portion of the outstanding and unpaid principal balance into fully paid and nonassessable shares of Common Stock. The conversion price (the “Conversion Price”) shall equal $0.05 (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions, and similar events).
Principal balance outstanding	$ 8,513,088		$ 4,567,735	$ 1,388,235
Amortized of debt discount as interest expense	612,911	$ 311,148
DIGERATI TECHNOLOGIES, INC [Member]
Convertible Notes Payable (Details) [Line Items]
Additional conversion price, description			The Note Conversion Price shall equal (1) $0.05 (five) cents provided however that in the event the Borrower fails to complete the acquisition of Nexogy, Inc., the Conversion Price shall equal (2) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Variable Conversion Price” shall mean eighty-five percent (85%) multiplied by the Market Price (as defined herein) (representing a discount rate of fifteen percent (15%)). “Market Price” means the lowest Trading Price for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Amortized of debt discount as interest expense			$ 530,628	797,144
Convertible Notes Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Unamortized discount	$ 2,504,075		119,764
Convertible Notes Payable [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Convertible Notes Payable (Details) [Line Items]
Unamortized discount			$ 119,764	$ 339,654